Non-controlling interests	12 Months Ended
Dec. 31, 2025
Disclosure Of Non-Controlling Interests [Abstract]
Non-controlling interests

38. Non-controlling interests
Total non-controlling interests includes the following individually material non-controlling interests. Other non-controlling interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare sub-group, giving rise to a material non-controlling interest. Summarised financial information available at the latest practicable date in respect of the ViiV Healthcare sub-group is as follows:

	2025 £m	2024 £m	2023 £m
Turnover	7,458	7,023	6,308
Profit after taxation	2,862	1,619	2,034
Other comprehensive income/(expense)	(11)	7	(19)
Total comprehensive income	2,851	1,626	2,015

	2025 £m	2024 £m
Non-current assets	2,571	2,649
Current assets	3,710	3,479
Total assets	6,281	6,128

Current liabilities	(4,321)	(4,218)
Non-current liabilities	(7,486)	(8,566)
Total liabilities	(11,807)	(12,784)
Net liabilities	(5,526)	(6,656)

	2025 £m	2024 £m	2023 £m
Net cash inflow from operating activities	3,042	2,554	2,192
Net cash outflow from investing activities	(149)	(106)	(2)
Net cash outflow from financing activities	(2,452)	(2,518)	(2,463)
Increase/(decrease) in cash and bank overdrafts in the year	441	(70)	(273)
The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £2,862 million (2024:
£1,619 million; 2023: £2,034 million) is stated after charging preferential dividends payable to GSK and Pfizer and after a charge of £623 million (2024: £1,377 million; 2023: £858 million) for remeasurement of contingent consideration payable. This consideration is expected to be paid over a number of years.
The following amounts attributable to the ViiV Healthcare group are included in GSK’s consolidated financial statements:

	2025 £m	2024 £m	2023 £m
Share of profit for the year attributable to non-controlling interest	552	357	373
Dividends paid to non-controlling interest	374	392	398
Non-controlling interest in the consolidated balance sheet	(515)	(683)	(648)